Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 649,246
Issuance			¥ 635,795
Accretion	38,601	$ 5,614	13,451	¥ 0
Ending balance	¥ 687,847	$ 100,043	¥ 649,246